Segment information - Schedule of Revenue by Geography and by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 422,303	€ 311,490	€ 125,948
Europe
Disclosure of operating segments [line items]
Revenue	303,203	235,406	102,294
Asia Pacific
Disclosure of operating segments [line items]
Revenue	114,322	73,023	22,092
Rest of the world
Disclosure of operating segments [line items]
Revenue	4,778	3,061	1,562
TFS
Disclosure of operating segments [line items]
Revenue	311,740	228,818	89,559
TFS | Europe
Disclosure of operating segments [line items]
Revenue	260,030	202,263	82,599
TFS | Asia Pacific
Disclosure of operating segments [line items]
Revenue	46,932	23,495	5,398
TFS | Rest of the world
Disclosure of operating segments [line items]
Revenue	4,778	3,060	1,562
Payments
Disclosure of operating segments [line items]
Revenue	83,023	61,805	23,325
Payments | Europe
Disclosure of operating segments [line items]
Revenue	15,633	12,276	6,631
Payments | Asia Pacific
Disclosure of operating segments [line items]
Revenue	67,390	49,528	16,694
Payments | Rest of the world
Disclosure of operating segments [line items]
Revenue	0	1	0
Post-Purchase Solutions
Disclosure of operating segments [line items]
Revenue	27,540	20,867	13,064
Post-Purchase Solutions | Europe
Disclosure of operating segments [line items]
Revenue	27,540	20,867	13,064
Post-Purchase Solutions | Asia Pacific
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | Rest of the world
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0